Other (Loss) Income (Tables)	6 Months Ended
Jun. 30, 2015
Other Income and Expenses [Abstract]
Summary of Other (Loss) Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	$	$	$	$
TIL stock purchase warrants received	—	—	—	6,839
Volatile organic compound emission plant lease loss	(14)	(166)	(54)	(67)
Impairment of marketable securities	(683)	—	(683)	—
Miscellaneous income (loss)	308	(568)	723	745

Other (loss) income	(389)	(734)	(14)	7,517